August 27, 2010

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Form N-14 for the Calvert Small Cap Value Fund, a series of Calvert Impact Fund, Inc. (File No. 333-__________)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Form N-14 for the Calvert Small Cap Fund, a series of Calvert Impact Fund, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the "1933 Act").

The purpose of the prospectus and proxy statement is to obtain shareholder approval to reorganize the assets of the Calvert New Vision Small Cap Fund, a series of The Calvert Fund, into the Calvert Small Cap Fund, a series of Calvert Impact Fund, Inc. (the "Reorganization"). Please note that the Calvert Small Cap Fund was formerly known as the Calvert Small Cap Fund, and is currently the subject of a related Rule 485(a) filing made on August 2, 2010.

As indicated in the Statement of Additional Information relating to the Reorganization, Pro Forma Financial Statements are not included because the net asset value of the Target Fund does not exceed ten percent of the net asset value of the Registrant. It is proposed that this filing will become effective on October 29, 2010 pursuant to Rule 488 under the 1933 Act.

Please feel free to contact me at 301-951-4858 with any questions about this filing.

Truly yours,

/s/ Ivy Wafford Duke
Deputy General Counsel

cc:   Valerie J. Lithotomos, Division of Investment Management